INVENTORY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INVENTORY
Inventory

4. INVENTORY

Inventory was comprised of the following items:

	March 31,	December 31,
(in thousands)	2022	2021
Raw materials	$10,379	$8,558
Work in process	110	292
Finished goods	5,318	4,493
Total inventory	$15,807	$13,343

4. INVENTORY

Inventory was comprised of the following items:

	December 31,	December 31,
(in thousands)	2021	2020
Raw materials	$8,558	$7,950
Work in process	292	-
Finished goods	4,493	1,983
Total inventory	$13,343	$9,933